Submission	Oct. 04, 2024
Submission [Line Items]
Central Index Key	0001858681
Registrant Name	Apollo Global Management, Inc.
Registration File Number	333-271275
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES